PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Cost		$ 13		$ 9
Depreciated cost	2	2	0	0
Computers Peripheral and Scientific Equipment [Member]
Cost		12		8
Accumulated depreciation		(10)		(8)
Office Furniture and Equipment [Member]
Cost		1		1
Accumulated depreciation		$ (1)		$ (1)